Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 3,395	$ 3,517
Accounts receivable, net	174	107
Inventory, net	756	863
Deferred offering costs	0	584
Prepaid expenses and other current assets	327	235
Total current assets	4,652	5,306
Property and equipment, net	122	12
Right-of-use assets, operating lease	349	523
Other assets	34	34
Total assets	5,157	5,875
Current liabilities
Accounts payable	713	1,323
Other accrued expenses	495	392
Operating lease liability, current	193	163
Total current liabilities	1,401	1,878
Operating lease liability	176	367
Total liabilities	1,577	2,245
Commitments and contingencies (Note 6)
Stockholders' equity
Preferred Stock
Common stock, $0.0001 par value, 200,000,000 shares authorized; 1,466,092 and 96,778 shares issued and outstanding at December 31, 2023 and 2022, respectively	0	0
Additional paid in capital	41,466	33,272
Accumulated deficit	(37,886)	(29,642)
Total stockholders' equity	3,580	3,630
Total liabilities and stockholders' equity	$ 5,157	$ 5,875